SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Current Maturities [Abstract]
Schedule Of Short-Term Credit And Current Maturities Of Long-Term Debt
Banks:

	Annual interest
	rate at
	December 31	December 31,
	2017	2017	2016
	%	US Dollars in thousands

In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%)	2.45% – 4.3%	5,207	2,094

Long-term debt from banks linked to the Prime rate (*)	P+0.9	1,856	774

		7,063	2,868

(* ) An amount of  $911 has been reclassified from long term debt as of December 31, 2017.  For further information see Note 7.